Amounts Receivable and Other Assets	12 Months Ended
Mar. 31, 2021
Trade and other receivables [abstract]
Amounts Receivable and Other Assets
	March 31, 2021	March 31, 2020
Sales tax refundable	$17,011	$16,858
Contribution receivable	9,851	-
Prepaid insurance	20,518	66,520
Total	$47,380	$83,378